Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Apr. 05, 2018
Document Effective Date	Apr. 05, 2018
Prospectus Date	Feb. 01, 2018
Calvert Balanced Fund | Class A
Risk/Return:
Trading Symbol	CSIFX
Calvert Balanced Fund | Class C
Risk/Return:
Trading Symbol	CSGCX
Calvert Balanced Fund | Class I
Risk/Return:
Trading Symbol	CBAIX
Calvert Equity Fund | Class A
Risk/Return:
Trading Symbol	CSIEX
Calvert Equity Fund | Class C
Risk/Return:
Trading Symbol	CSECX
Calvert Equity Fund | Class I
Risk/Return:
Trading Symbol	CEYIX
Calvert Equity Fund | Class R6
Risk/Return:
Trading Symbol	CEYRX
Calvert Bond Fund | Class A
Risk/Return:
Trading Symbol	CSIBX
Calvert Bond Fund | Class C
Risk/Return:
Trading Symbol	CSBCX
Calvert Bond Fund | Class I
Risk/Return:
Trading Symbol	CBDIX
Calvert Bond Fund | Class R6
Risk/Return:
Trading Symbol	CBORX